As filed with the Securities and Exchange Commission on March 10, 2011

File Nos. 33-75138

811-8348

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933 /X/

Pre-Effective Amendment No. / /

Post-Effective Amendment No. 27 / X/

and

Registration Statement Under the Investment Company Act of 1940 /X/

Amendment No. 28 / X/

LORD ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

440 South LaSalle Street

Chicago, Illinois 60605-1028

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(312) 663-8300

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White, Jr. Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[X] Immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] on                     , pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ] on                     , pursuant to paragraph (a)(1) of Rule 485

[   ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[   ] on                     , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 27 to its Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 27 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on this 10th day of March, 2011.

LORD ASSET MANAGEMENT TRUST

By: /s/ Stathy M. White.*
Stathy M. White President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date

/s/ Thomas S. White, Jr.* Thomas S. White, Jr.	Chairman of the Board and Trustee	March 10, 2011

/s/ Stathy M. White* Stathy M. White	President (Principal Executive Officer)	March 10, 2011

/s/ David M. Sullivan II* David M. Sullivan II	Vice President and Treasurer (Principal Financial and Accounting Officer)	March 10, 2011

/s/ James N. Bay, Jr.* James N. Bay, Jr.	Trustee	March 10, 2011

/s/ Elizabeth Montgomery* Elizabeth Montgomery	Trustee	March 10, 2011

/s/ Robert W. Thomas* Robert W. Thomas	Trustee	March 10, 2011

/s/ John N. Venson* John N. Venson	Trustee	March 10, 2011

*By:	/s/ Patrick W. D. Turley
Patrick W. D. Turley, as attorney-in-fact

*	Powers of Attorney for Messrs. Bay, Sullivan, Thomas, Venson and White and Ms. Montgomery are filed as exhibits with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on March 1, 2007 and the Power of Attorney for Ms. White is filed as an exhibit with Post-Effective Amendment No. 26 to Registrant’s Registration Statement on February 28, 2011.

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document